SEGMENTS	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Following the Merger, Dole has the following four reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – Europe, Middle East and Africa (“Diversified Fresh Produce – EMEA”), Diversified Fresh Produce – Americas and the Rest of the World (“Diversified Fresh Produce – Americas & ROW”) and Fresh Vegetables. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms predominately located in Latin America and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, U.K., Swedish, Danish, South African, Eastern European and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s U.S., Canadian, Chilean, Peruvian, Argentinian and Indian businesses, all of which market globally and locally sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Fresh Vegetables: The Fresh Vegetables reportable segment includes operations related to the sale of value added salads, which include salad and meal kits, and fresh packed vegetables, which include produce such as iceberg, romaine, leaf lettuces and celery. These products are sourced from North America and substantially all revenue is generated in North America.
Prior to the acquisition of Legacy Dole, Total Produce considered its 45.0% share in Legacy Dole to be a reportable segment. As such, operating results prior to the Acquisition Date related to Total Produce’s share in Legacy Dole are separately reported.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures. All transactions between reportable segments are eliminated in consolidation. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the income tax expense or adding the income tax benefit; (2) subtracting interest expense; (3) subtracting depreciation charges; (4) subtracting amortization charges; (5) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (6) other items which are separately stated based on materiality, which include subtracting merger, transaction and other related costs, subtracting incremental costs for produce recalls, adding or subtracting asset write-downs, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets and inventory related to the acquisition of Legacy Dole, subtracting impairment charges on property, plant and equipment, adding the fair value gain or subtracting the fair value loss on the acquisition of investments previously accounted for under the equity method, subtracting the gain or adding the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held-for-sale and actively marketed property and subtracting restructuring charges and costs for legal matters not in the ordinary course of business; and (7) adjustments from equity method investments, which includes the Company’s share of these items within equity method earnings.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$751,348	$452,157	$2,306,982	$452,157
Diversified Fresh Produce – EMEA	759,964	873,051	2,400,967	2,567,679
Diversified Fresh Produce – Americas & ROW	479,839	419,214	1,391,731	985,323
Fresh Vegetables	306,843	213,839	890,820	213,839
Total segment revenue	2,297,994	1,958,261	6,990,500	4,218,998
Intersegment revenue	(30,456)	(16,076)	(117,845)	(16,076)
Total consolidated revenue, net	$2,267,538	$1,942,185	$6,872,655	$4,202,922

Segment Adjusted EBITDA:
Fresh Fruit	$51,076	$11,271	$170,942	$11,271
Diversified Fresh Produce – EMEA	31,616	30,495	91,088	98,735
Diversified Fresh Produce – Americas & ROW	(725)	6,914	28,720	21,163
Fresh Vegetables	(8,987)	4,493	(27,420)	4,493
Legacy Dole	—	1,765	—	93,353

Adjustments:
Income tax benefit (expense)	34,778	3,401	28,355	(4,838)
Interest expense	(17,095)	(9,341)	(41,724)	(14,187)
Depreciation	(30,424)	(21,103)	(89,579)	(34,316)
Amortization of intangible assets	(2,633)	(2,649)	(8,248)	(8,221)
Merger, transaction and other related costs	—	(13,719)	—	(28,814)
Mark to market gains (losses)	(2,310)	2,921	5,819	1,856
Gain on asset sales	530	—	8,346	—
Produce recalls	442	—	(15,809)	—
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	(5,520)	(29,180)	(40,464)	(29,180)
Other items	532	1,201	1,283	6,441
Adjustments from equity method investments	(4,676)	(8,032)	(12,924)	(76,372)
Net income (loss)	$46,604	$(21,563)	$98,385	$41,384